Consolidated Statements of Shareholders' Equity (Deficiency) - USD ($)	Capital Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated Deficit [Member]	Total
Beginning balance at Nov. 30, 2016	$ 29,830,791	$ 34,017,071	$ 284,421	$ (63,016,019)	$ 1,116,264
Balance, shares at Nov. 30, 2016	2,978,999
DSU's to non-management board members (Note 8)		22,577			22,577
Stock options to employees (Note 7)		1,676,974			1,676,974
Proceeds from ATM financing (Note 6)	$ 2,495,615				2,495,615
Proceeds from ATM financing (Note 6), shares	105,815
Financing cost for shares issued (Note 6)	$ (314,989)				(314,989)
Issuance of common shares on exercise of warrants (Note 9)	$ 430,573	(106,315)			324,258
Issuance of common shares on exercise of warrants (Note 9), shares	16,801
Common shares issued for options exercised (Note 7)	$ 18,935	(6,470)			$ 12,465
Common shares issued for options exercised (Note 7), shares	700				700
Modification of convertible debenture (Note 5)		220,569			$ 220,569
Net loss and comprehensive loss				(6,346,504)	(6,346,504)
Ending balance at Aug. 31, 2017	$ 32,460,925	35,824,406	284,421	(69,362,523)	(792,771)
Balance, shares at Aug. 31, 2017	3,102,315
Beginning balance at Nov. 30, 2017	$ 35,290,034	36,685,387	284,421	(71,873,459)	386,383
Balance, shares at Nov. 30, 2017	34,704,516
DSU's to non-management board members (Note 8)		7,565			7,565
Stock options to employees (Note 7)		120,348			$ 120,348
Common shares issued for options exercised (Note 7), shares					0
Proceeds from issuance of shares and warrants (Note 6)	$ 883,333	1,115,480			$ 5,300,000
Proceeds from issuance of shares and warrants (Note 6), shares	4,184,520
Cost of warrant issued to placement agent (Note 9)	$ (141,284)	(141,284)
Share issuance cost (Note 10)	(635,370)	(174,974)			(810,344)
Net loss and comprehensive loss				(9,962,968)	(9,962,968)
Ending balance at Aug. 31, 2018	$ 4,353,678	$ 37,895,090	$ 284,421	$ (81,836,427)	$ (4,959,016)
Balance, shares at Aug. 31, 2018	38,697,900